Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial instruments
28.	Financial instruments

The Group’s principal financial instruments comprise loans receivable, trade and other receivables, customer accounts and amounts due to banks, trade and other payables, cash and cash equivalents, long- and short-term debt instruments and reserves at CBR. The Group has various financial assets and liabilities which arise directly from its operations.

The fair value of the Group’s financial instruments as of December 31, 2023 is presented by type of the financial instrument in the table below:

		As of December 31, 2023
		Carrying	Fair	Carrying	Fair	Carrying	Fair
		amount	value	amount	value	amount	value

Financial assets		Ongoing		Held for sale		Total
Debt securities and deposits	AC	1,573	1,573	5,108	4,734	6,681	6,307
Debt securities	FVOCI	3,420	3,420	26,232	26,232	29,652	29,652
Long-term loans	AC	—	—	518	518	518	518
Long-term loans	FVPL	4,205	4,205	—	—	4,205	4,205

Financial liabilities
Bonds issued	AC	—	—	8,162	8,203	8,162	8,203

The fair value of the Group’s financial instruments as of December 31, 2022 is presented by type of the financial instrument in the table below:

		As of December 31, 2022
		Carrying	Fair
		amount	value
Financial assets
Debt securities and deposits	AC	4,155	4,131
Debt securities	FVOCI	12,820	12,820
Long-term loans	AC	822	822
Long-term loans	FVPL	21	21
Option received from associate	FVPL	470	470

Financial liabilities
Bonds issued	AC	3,922	3,887

28.	Financial instruments (continued)

Financial instruments used by the Group are included in one of the following categories:

-	AC – accounted at amortized cost;
-	FVOCI – accounted at fair value through other comprehensive income;
-	FVPL – accounted at fair value through profit or loss.

Carrying amounts of cash and cash equivalents, short-term loans issued, short-term deposits placed, debt, accounts receivable and payable, reserves at CBR, lease liabilities, customer accounts and amounts due to banks approximate their fair values largely due to short-term maturities of these instruments.

Debt securities of the Group mostly consist of government and high-quality corporate bonds with interest rate are 0% - 12.33% and maturity up to January 2037.

Long-term loans accounted at amortized cost generally represent RUB-denominated loans to Russian legal entities and have a maturity up to three years. For the purpose of fair value measurement of these loans the Group uses comparable market interest rates which range between 11 and 28%.

Long-term loans accounted at fair value through profit or loss comprised EUR-denominated convertible loan to the venture company with the maturity up to three years and nominal interest rate of 0.5%. The gain from revaluation of the convertible loan for the year 2023 amounted to 1,227 and was recognized within other income and expense line.

28.	Financial instruments (continued)

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted for or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2023	4,205	—	—	4,205
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2023	29,652	29,652	—	—
Assets for which fair values are disclosed
Debt securities and deposits	December 31, 2023	6,307	6,307	—	—
Long-term loans	December 31, 2023	518	—	—	518
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2023	8,203	8,203	—	—
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2022	21	—	—	21
Option received from associate	December 31, 2022	470	—	—	470
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2022	12,820	12,820	—	—
Assets for which fair values are disclosed
Debt securities and deposits	December 31, 2022	4,131	4,131	—	—
Long-term loans	December 31, 2022	822	—	—	822
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2022	3,887	3,887	—	—

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the years ended December 31, 2023 and 2022.

The Group uses the following IFRS hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

-	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;
-	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly;
-	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.
28.	Financial instruments (continued)

Valuation methods and assumptions

The fair values of the financial assets and liabilities are evaluated at the amount the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Long-term fixed-rate loans issued are evaluated by the Group based on parameters such as interest rates, terms of maturity, specific country and industry risk factors and individual creditworthiness of the customer. With regard to the level 3 assessment of fair value of loans issued, management believes that no reasonably possible change in any of the unobservable inputs would be sensitive for the fair value of these assets.

The convertible loan to the venture company is evaluated using a discounted cash flow model, with cash flow projections covering a five-year period. As at December 31, 2023 the most significant unobservable inputs for the model were compound average growth rate (CAGR) of payment volume in forecasted period (27%), discount rate (14%) and terminal growth rate (3%). Increase/decrease in CAGR of payment volume by 1% would result in an increase/(decrease) in fair value by 277/(268). Increase/decrease in the discount rate by 1% would result in a (decrease)/increase in fair value by (393)/476. Increase/decrease in terminal growth rate by 1% would result in an increase/(decrease) in fair value by 304/(253).